CONSOLIDATED BALANCE SHEETS	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,481,678,114	$ 1,146,617,335	¥ 5,653,853,691
Restricted cash	593,093,671	90,895,582	576,546,098
Restricted short-term investments	6,400,637,248	980,940,574	6,930,501,767
Short-term investments	570,000,000	87,356,322
Accounts receivable, net - related parties	410,358,136	62,890,136	520,503,579
Accounts receivable, net - third parties	4,534,758,279	694,982,112	5,266,350,650
Notes receivable - related party	33,001,402	5,057,686	18,628,574
Notes receivable, net - third parties	1,051,561,153	161,158,797	1,529,800,657
Advances to suppliers - third parties	1,002,613,083	153,657,177	2,522,373,453
Inventories, net	8,376,935,829	1,283,821,583	5,818,788,985
Foreign exchange forward contract receivables	183,146,199	28,068,383	52,281,183
Other receivables - related parties	23,756,223	3,640,800	54,318,280
Held-for-sale assets	0	0	1,170,817,846
Prepayments and other current assets	3,020,592,138	462,925,998	1,573,481,940
Total current assets	33,682,131,475	5,162,012,485	31,688,246,703
Non-current assets:
Restricted long-term investments	1,389,194,457	212,903,365	531,157,976
Accounts receivable, net - third parties	26,404,958	4,046,737	0
Project assets, net	645,354,723	98,904,938	798,243,129
Investments in affiliates	194,257,539	29,771,270	278,021,287
Property, plant and equipment, net	12,455,443,559	1,908,880,239	10,208,204,549
Land use rights, net	760,961,584	116,622,465	597,922,450
Intangible assets, net	35,837,648	5,492,360	36,395,056
Deferred tax assets	255,107,432	39,096,924	271,286,263
Financing lease right-of-use assets, net	829,122,192	127,068,535	1,259,713,215
Operating lease right-of-use assets, net	316,512,346	48,507,639	317,903,640
Call option related to convertible senior notes	756,929,181	116,004,472	294,177,634
Other assets - related parties	107,318,909	16,447,342	96,753,306
Other assets - third parties	1,777,798,867	272,459,596	1,466,692,145
Total non-current assets	19,550,243,395	2,996,205,882	16,156,470,650
Total assets	53,232,374,870	8,158,218,367	47,844,717,353
Current liabilities:
Accounts payable - related parties	14,113,577	2,163,000	36,309,710
Accounts payable - third parties	4,436,495,099	679,922,621	4,952,629,856
Notes payable - third parties	9,334,876,307	1,430,632,384	7,518,569,682
Accrued payroll and welfare expenses	995,054,181	152,498,725	879,465,292
Advances from related parties	0	0	748,615
Advances from third parties	2,451,495,092	375,708,060	4,350,380,332
Income tax payable	73,720,203	11,298,115	117,422,380
Foreign exchange forward derivatives payables	17,894,719	2,742,486	3,856,561
Convertible senior notes - current	1,831,612,124	280,706,839
Financing lease liabilities - current	272,329,554	41,736,330	227,613,208
Operating lease liabilities - current	48,244,010	7,393,718	40,043,113
Short-term borrowings, including current portion of long-term borrowings, and failed sale-leaseback financing	8,238,530,781	1,262,610,081	9,047,249,911
Other payables and accruals - third parties	3,408,395,342	522,359,435	3,055,929,756
Other payables - related parties	71,515,404	10,960,215	13,127,352
Guarantee liabilities to related parties	22,519,228	3,451,223	25,687,692
Held-for-sale liabilities	0	0	1,008,195,707
Total current liabilities	31,216,795,621	4,784,183,232	31,277,229,167
Non-current liabilities:
Long-term borrowings	7,301,535,829	1,119,009,322	1,586,187,165
Finance lease obligations and others	0	0
Long-term payables	97,372	14,923
Accrued warranty costs - non-current	769,331,650	117,905,234	651,968,415
Financing lease liabilities - non-current	313,087,663	47,982,784	583,490,228
Operating lease liabilities - non-current	277,239,113	42,488,753	279,534,370
Convertible senior notes	0	0	728,215,869
Deferred tax liability	328,713,193	50,377,501	250,733,941
Guarantee liabilities to related parties - non-current	34,812,446	5,335,241	46,331,673
Total non-current liabilities	9,024,817,266	1,383,113,758	4,126,461,661
Total liabilities	40,241,612,887	6,167,296,990	35,403,690,828
Commitment and contingencies
Shareholders' equity:
Ordinary shares (USD0.00002 par value, 500,000,000 shares authorized, 180,653,497 and 190,380,309 shares issued as of December 31, 2019 and December 31, 2020, respectively, 178,930,297 and 187,434,469 shares outstanding as of December 31, 2019 and December 31, 2020, respectively.)	26,052	3,993	24,767
Additional paid-in capital	5,251,244,630	804,788,449	4,582,849,862
Statutory reserves	692,008,508	106,054,944	689,706,737
Accumulated other comprehensive income	(128,615,450)	(19,711,180)	62,952,198
Treasury stock, at cost; 1,723,200 and 2,945,840 ordinary shares as of December 31, 2019 and December 31, 2020, respectively.	(43,169,878)	(6,616,073)	(13,875,553)
Retained earnings	4,216,350,412	646,183,971	3,981,660,004
Total JinkoSolar Holding Co., Ltd. shareholders' equity	9,987,844,274	1,530,704,104	9,303,318,015
Non-controlling interests	3,002,917,709	460,217,273	3,137,708,510
Total shareholders' equity	12,990,761,983	1,990,921,377	12,441,026,525
Total liabilities, redeemable non-controlling interest and shareholders' equity	¥ 53,232,374,870	$ 8,158,218,367	¥ 47,844,717,353